Other Receivable and Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses
	December 31, 2018	June 30, 2018
Rent	$-	$9,200
Research and development	230,700	20,800
Insurance	216,000	345,700
Taxes	6,000	-
Legal	18,300	10,000
Other	66,700	41,200
Total	$537,700	$426,900

	June 30, 2018	June 30, 2017
Rent	$9,200	$3,300
Research and development	20,800	9,600
Insurance	345,700	344,000
Legal	10,000	64,800
Other	41,200	50,800
Total	$426,900	$472,500